FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 33-72212


                       Aquila Rocky Mountain Equity Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2008

                  Date of reporting period: September 30, 2009


Item 1. Schedule of Investments.


                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2009
                                   (unaudited)
                                                                                              Market
      Shares        Common Stocks (102.9%)                                                    Value (a)

------------------- ------------------------------------------------------              -------------------

                    Basic Industry (21.5%)
                    ------------------------------------------------------
             5,000  American Ecology Corp.                                               $          93,500
            10,000  Ball Corp.                                                                     492,000
             2,000  Freeport-McMoRan Copper & Gold, Inc.+                                          137,220
            36,000  Knight Transportation, Inc.                                                    604,080
             8,000  Newmont Mining Corp.                                                           352,160
            12,000  Republic Services, Inc. (Class A)                                              318,840
            15,000  SkyWest, Inc.                                                                  248,700
                                                                                        -------------------
                                                                                                 2,246,500
                                                                                        -------------------

                    Business Services (2.4%)
                    ------------------------------------------------------
             5,000  IHS, Inc. (Class A)+                                                           255,650
                                                                                        -------------------

                    Capital Spending (6.2%)
                    ------------------------------------------------------
             5,000  Dynamic Materials Corp.                                                         99,800
            16,000  Mobile Mini, Inc.+                                                             277,760
            32,000  Semitool, Inc.+                                                                270,400
                                                                                        -------------------
                                                                                                   647,960
                                                                                        -------------------

                    Consumer Cyclicals (1.7%)
                    ------------------------------------------------------
             5,000  M.D.C. Holdings, Inc.                                                          173,700
                                                                                        -------------------

                    Consumer Services (9.9%)
                    ------------------------------------------------------
            36,000  Coldwater Creek, Inc.+                                                         295,200
            10,000  Dish Network Corp. (Series A)+                                                 192,600
             2,000  Grand Canyon Education, Inc.+                                                   35,660
             7,000  Liberty Media Interactive (Series A)+                                           76,790
            11,000  PetSmart, Inc.                                                                 239,250
             8,000  Pinnacle Entertainment, Inc.+                                                   81,520
            12,000  Shuffle Master, Inc.+                                                          113,040
                                                                                        -------------------
                                                                                                 1,034,060
                                                                                        -------------------

                    Consumer Staples (3.7%)
                    ------------------------------------------------------
             1,000  Chipotle Mexican Grill, Inc.+                                                   97,050
             8,000  Discovery Communications, Inc. (Series A)+                                     231,120
             6,000  Rocky Mountain Chocolate Factory, Inc.                                          54,300
                                                                                        -------------------
                                                                                                   382,470
                                                                                        -------------------

                    Energy (10.2%)
                    ------------------------------------------------------
            10,000  Bill Barrett Corp.+                                                            327,900
            10,000  Cimarex Energy Co.                                                             433,200
             8,000  Questar Corp.                                                                  300,480
                                                                                        -------------------
                                                                                                 1,061,580
                                                                                        -------------------

                    Financial (10.8%)
                    ------------------------------------------------------
            24,000  Glacier Bancorp, Inc.                                                          358,560
            28,000  Janus Capital Group, Inc.                                                      397,040
            20,000  Western Union Co.                                                              378,400
                                                                                        -------------------
                                                                                                 1,134,000
                                                                                        -------------------

                    Health Care (17.1%)
                    ------------------------------------------------------
            20,000  Array BioPharma, Inc.+                                                          47,600
            25,000  AspenBio Pharma, Inc.+                                                          51,000
            11,000  Medicis Pharmaceutical Corp. (Class A)                                         234,850
            34,000  Merit Medical Systems, Inc.+                                                   589,220
             8,000  Myriad Genetics, Inc.+                                                         219,200
             2,000  Myriad Pharmaceuticals, Inc.+                                                   11,720
            20,000  Otix Global, Inc.+                                                              19,000
            16,000  Providence Service Corp.+                                                      186,560
            30,000  Spectranetics Corp.+                                                           192,300
             7,000  USANA Health Services, Inc.+                                                   238,770
                                                                                        -------------------
                                                                                                 1,790,220
                                                                                        -------------------

                    Technology (19.4%)
                    ------------------------------------------------------
            22,000  Avnet, Inc.+                                                                   571,340
            46,000  CIBER, Inc.+                                                                   184,000
            14,000  JDA Software Group, Inc.+                                                      307,160
            26,000  Microchip Technology, Inc.                                                     689,000
             6,000  Micron Technology, Inc.+                                                        49,200
            10,000  Ramtron International Corp.+                                                    25,300
            14,000  RightNow Technologies, Inc.+                                                   202,160
                                                                                        -------------------
                                                                                                 2,028,160
                                                                                        -------------------

                       Total Common Stocks                                                      10,754,300
                                                                                        -------------------

                    Total Investments (cost $9,406,167*)                        102.9%          10,754,300

                    Other assets less liabilities                                (2.9)           (303,422)
                                                                           ------------ -------------------
                    Net Assets                                                  100.0%         $10,450,878
                                                                           ============ ===================


                                                       Percent of
                    Portfolio Distribution             Portfolio
                    ----------------------             ---------
                    Rocky Mountain Region
                    ----------------------
                    Arizona                              33.5  %

                    Colorado                             35.6

                    Idaho                                4.1

                    Montana                              7.7

                    Nevada                               1.8

                    Utah                                 15.2
                                                        ------

                                                         97.9
                                                        ------


                    Other Investments                    2.1
                                                        ------

                                                       100.0 %
                                                        ======

* Cost for Federal income tax and financial reporting purposes is identical. + Non-income producing security.

                See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,406,167 amounted to $1,348,133, which consisted of aggregate gross unrealized appreciation of $2,792,316 and aggregate gross unrealized depreciation of $1,444,183.

(c) Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments (details of which can be found in the schedule of investments), used to value the Fund's net assets as of September 30, 2009:

                                                            Investments in
 Valuation Inputs                                            Securities
 Level 1 - Quoted Prices

                    Common Stocks                           $    10,754,300

 Level 2 - Other Significant Observable Inputs              $             -

 Level 3 - Significant Unobservable Inputs                 $              -
                                                           -------------------
 Total                                                      $    10,754,300
                                                           ===================





Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA ROCKY MOUNTAIN EQUITY FUND

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 23, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      --------------------------------
      Diana P. Herrmann
      President and Trustee
      November 23, 2009


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	November 23, 2009